Transactions with Related Parties - Granitis (Details) - Granitis Glyfada Real Estate Ltd.	3 Months Ended	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012
Related Party Transaction [Line Items]
Initial rental agreement duration					5 yrs
Initial monthly rental fee | €	€ 3,000
Rental fee additional tax	3.60%
Rent expense | $		$ 40,701	$ 49,001	$ 49,324